INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details)	3 Months Ended		12 Months Ended
	Apr. 04, 2021 USD ($)	Mar. 29, 2020 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Dec. 29, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets			$ 306,630,000	$ 289,901,000	$ 289,901,000
(Impairment reversal, net of write-downs)		$ 94,000,000	$ (31,459,000)	93,989,000
Reversal of intangible asset impairment	$ 55,600,000
Key assumption used in estimation of unit's recoverable amount, EBITDA multiple			10
Write-downs and impairments			$ 31,500,000
Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit			544,000,000.0	273,500,000
Cash-generating units | Textile And Sewing
Disclosure of detailed information about intangible assets [line items]
(Impairment reversal, net of write-downs)			0
Cash-generating units | Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
(Impairment reversal, net of write-downs)			24,100,000
Trademarks
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill			37,900,000
Trademarks | Cash-generating units | Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
(Impairment reversal, net of write-downs)			10,400,000
Customer contracts and customer relationships
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill			17,700,000
Customer contracts and customer relationships | Cash-generating units | Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
(Impairment reversal, net of write-downs)			13,700,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets			17,361,000		$ 19,273,000
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets			14,100,000	16,100,000
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets			$ 3,600,000	$ 1,900,000